Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of income tax and social contribution reconciliation

	Note	2024	2023	2022

(Loss) profit before income taxes		(17,733)	(6,192)	47

Income taxes at the rate of 34%		6,029	2,105	(16)
		-	-	-
Permanent adjustments to the income taxes calculation basis		-	-	-
Income taxes on equity in results of investees		(7)	2	12
Thin capitalization		(1,154)	(613)	(360)
Tax effects on gain on the sale of subsidiary Cetrel	1	144
Reduction of tax loss				(892)
Difference of rate applicable to each country		914	770	1,030
Taxes on dividends distribution			(836)	(455)
International Tax Reform - Pilar Two	22(d)	(197)
Other permanent adjustments		(48)	(126)	(187)

Effect of income taxes on results of operations		5,681	1,302	(868)

Current income taxes expense		(613)	(191)	(1,004)
Current income tax - Pilar Two		(197)
Deferred income taxes benefit		6,491	1,493	136
Total		5,681	1,302	(868)

Effective rate		32.0%	21.0%	1846.8%

Schedule of changes in balances of deferred tax assets and liabilities

Assets	At December 31,2022	Impact on the P&L	Other comprehensive income	At December 31,2023	Impact on the P&L	Other comprehensive income	At December 31,2024
Tax losses	2,398	1,487		3,885	3,534		7,419
Exchange variations	3,343	674	(1,948)	2,069	2,429	2,120	6,618
Provisions	4,566	(652)	8	3,922	971	(3)	4,890
Lease	1,197	429	0	1,626	94	0	1,720
Tax credits	698	83	0	781	23	0	804
Other	119	31	0	150	(25)	0	125
	12,321	2,052	(1,940)	12,433	7,026	2,117	21,576

Liabilities
Amortization of goodwill	722	(1)	0	721	(5)	0	716
Tax depreciation	4,052	4	0	4,056	625	0	4,681
PIS and COFINS credit - exclusion of ICMS from the calculation basis	189	0	0	189	1	0	190
Provisions	420	315	16	751	287	0	1,038
Right of use of assets	1,116	477	0	1,593	(47)	0	1,546
Present value adjustment and amortized cost	424	(228)	(2)	194	94	364	652
Amortization of fair value adjustments on the assets from the acquisition of Braskem Qpar	186	(37)	(34)	115	47	0	162
Other	6	29	13	48	(467)	435	16
	7,115	559	(7)	7,667	535	799	9,001

Net	5,206	1,493	(1,933)	4,766	6,491	1,318	12,575

Presentation in the statement of financial position:
Non-current assets	6,359			6,443			13,882
(-) Non-current liabilities	1,153			1,677			1,307

Schedule of deferred taxes offset for the purpose of presentation in the balance sheet

	2024			2023
	Deferred tax assets	Deferred tax liabilities	Balance	Deferred tax assets	Deferred tax liabilities	Balance

Braskem	16,315	(4,047)	12,268	9,590	(3,744)	5,846
Braskem Argentina	-	-	-	-	(6)	(6)
Braskem America	494	(1,767)	(1,273)	390	(1,364)	(974)
Braskem Europe	24	(17)	7	24	(15)	9
Braskem Green	-	(24)	(24)	-	-	-
Braskem Holanda	355	(195)	160	91	12	103
Braskem Idesa	3,612	(2,284)	1,328	1,840	(2,531)	(691)
Braskem Mexico Serviços	14	-	14	59	-	59
Braskem Mexico	657	(654)	3	333	-	333
B&TC	-	(10)	(10)	4	(8)	(4)
BTS	-	-	-	-	-	-
Cetrel	-	-	-	34	(4)	30
DAC	-	-	-	25	(2)	23
ER Plastic	5	-	5	-	-	-
Terminal Quimica	56	-	56	13	-	13
Voqen	16	-	16	-	(2)	(2)
Wise	28	(3)	25	30	(3)	27
	21,576	(9,001)	12,575	12,433	(7,667)	4,766

Deferred tax assets			13,882			6,443
Deferred tax liabilities			(1,307)			(1,677)
Balance			12,575			4,766